Other Commitments and Contingencies	9 Months Ended
Sep. 30, 2024
Commitments and Contingencies Disclosure [Abstract]
Other commitments and contingencies	OTHER COMMITMENTS AND CONTINGENCIES
Assets pledged

(in thousands of $)	September 30, 2024	December 31, 2023
Book value of vessels secured against loans (1)	1,036,779	1,075,018
(1) This excludes the FLNG Gimi which is classified as “Assets under development” (note 14) and secured against its specific debt facility (note 17).

Capital Commitments

•FLNG conversion
We have agreed to contract terms for the conversion of a generic LNG carrier to an FLNG which is subject to certain payments and lodging of a full notice to proceed. We have also provided a guarantee to cover the sub-contractor’s obligations in connection with the conversion of the vessel. If we do not proceed with the conversion, we may be liable for certain termination payments.

•Macaw Energies
Our Board of Directors approved up to $30.0 million of expenditure for Macaw Energies, of which, the remaining commitment as of September 30, 2024 is $5.0 million.